Marketable Securities and Short-term Investments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities and Short-term Investments [Abstract]
Proceeds from the sale of investment securities available- for- sale	$ 7,355,000	$ 10,159,000	$ 12,161,000
Gross realized gains included in interest and marketable securities income (loss)	(87,000)	92,000
Portfolio of investment securities classified as trading	622,000	213,000
Net realized gains (losses) on trading securities included in interest and marketable securities income	0	49,000	(174,000)
Unrealized gains (losses) on trading securities held at year end and included in interest and marketable securities income	$ 50,000	$ 10,000	$ 18,000